Income taxes - Reconciliation (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Reconciliation of profit before income taxes to income tax
Loss before income tax	€ (8,753)	€ (8,474)	[1],[2]	€ (11,311)	[2]
Prevailing statutory tax rate (as a percent)	28.00%
Tax expense at prevailing statutory rate (28%)	€ 2,451	2,373		3,167
Non-deductible expenses	(196)	(326)		(170)
Non-taxable income	242	266		116
Tax-rate related differences	(128)	(139)		(128)
Unrecognized temporary differences and tax losses	(2,380)	(2,254)		(2,987)
Income tax benefit (expense)	€ (11)	€ (80)	[1],[2]	€ (2)	[2]

[1]	Comparative figures for the year ended December 31, 2017 were restated for immaterial errors. For further information, see Note 6 to the consolidated financial statements.
[2]	voxeljet AG has initially applied IFRS 15 and IFRS 9 as of January 1, 2018. Under the transition methods chosen, comparative information has not been restated. For further information, see Note 3 to the consolidated financial statements.